Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended	9 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010
Significant Accounting Policies [Line Items]
Net proceeds from short term financing	$ 8,575,000
Prototype drug product
Common stock
Significant Accounting Policies [Line Items]
Number of shares outstanding for issue from the Trust						1,590,625	1,743,750
Antidilutive securities excluded from computation of earnings per share		13,472,870	22,392,696
Stock Options [Member]
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share	28,104,009	3,595,000	3,240,000	21,919,699	4,380,000
Warrants
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share	28,104,009				4,380,000